UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1. Name and address of issuer:

Goldman Sachs Variable Insurance Trust
4900 Sears Tower
Chicago, Illinois 60606

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.Investment Company Act File Number: 811-08361

Securities Act File Number: 333-35883

4(a) Last day of fiscal year for which this Form is filed:

December 31, 2002

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c) [ ] Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant
to section 24(f):                                $  7,664,948*

(ii) Aggregate price of securities redeemed or repurchased during the
fiscal year:                                     $  16,196,552*

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
     Commission:                                 $58,169,031*


(iv) Total available redemption credits
          [add Items 5(ii) and 5(iii):            -$74,365,583*


(v)       Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:              $    0    *


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
5(i)]:                                             $(66,700,635)*


(vii)      Multiplier for determining registration fee (See
           Instruction C.9):                          x .0000809


(viii)      Registration fee due [multiply Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):        =$   0


* Sales and redemptions do not include sales of Goldman Sachs Variable Insurance Trust shares to unit investment trusts that offer interests that are registered under the Securities Act of 1933 and on which a registration fee has been or will be paid to the Commission.

6.  Prepaid Shares

  If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.  Interest due -- if this Form is being filed more than 90 days after the
end of the issuer's fiscal year (see Instruction D):             +$  0


8. Total of the amount of
   the registration fee due
   plus any interest due
   line 5(viii) plus line
   7]: =$ 0

9. Date the registration fee
   and any interest payment
   was sent to the
   Commission's lockbox
   depository:

Method of Delivery:

[ ] Wire Transfer
[ ] Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.


By (Signature and Title)*
                                -------------------------------
                                Peter Fortner, Assistant Treasurer
Date: March 31, 2003



*Please print the name and title of the signing officer below the signature